Employee Benefit Plans (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Defined contribution plan, maximum annual contributions per employee, percent	80.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 258	$ 240
Deferred fees	79	44
Interest paid on deferred fees	23	19
Deferred compensation arrangement with individual, distributions paid	0	22
Life Settlement Contracts, Fair Value Method, Face Value	250
Life Settlement Contracts, Period Expense	5	4
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based compensation arrangement by Share-based payment Award, Options, Award Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	1,720,529
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	418,921	448,975	516,332
Share-based compensation arrangement by Share-based payment Award, Options, Exercised Forfeited Or Expired Number	1,252,416
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	49,192
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	189
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Executive Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred compensation arrangement, option to elect to defer fees and bonuses, percentage	100.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	471,551
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	214,500
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 491
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 7 months 6 days